As filed with the Securities and Exchange Commission on November 20, 2013

Securities Act File No. 333-187847

Investment Company Act File No. 811-22824

_____________________________________________________________________________________________

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-2

☐	REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
☑	PRE-EFFECTIVE AMENDMENT NO. 2
☐	POST-EFFECTIVE AMENDMENT NO.
and/or
☐	REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
☑	AMENDMENT NO. 2

STEBEN SELECT MULTI-STRATEGY FUND

(Exact name of Registrant as Specified in Charter)

9711 Washington Blvd., Suite 400

Gaithersburg, Maryland 20878

(Address of Principal Executive Offices)

Registrant’s Telephone Number, including Area Code: (240) 631-7600

Francine J. Rosenberger, Esq.

c/o Steben & Company, Inc.

9711 Washington Blvd., Suite 400

Gaithersburg, Maryland 20878

(Name and Address of Agent for Service)

Copies of Communications to:

George Zornada, Esq.

K&L Gates LLP

State Street Financial Center

One Lincoln Street

Boston, MA 02111-2950

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of the Registration Statement.

If any securities being registered on this form will be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, other than securities offered in connection with a dividend reinvestment plan, check the following box: ☒

It is proposed that this filing will become effective when declared effective pursuant to Section 8(c) of the Securities Act of 1933.

Steben Select Multi-Strategy Master Fund, the Master Fund in which the Registrant invests substantially all of its assets, has also executed this Registration Statement.

CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

Title of Securities Being Registered(1)	Amount Being Registered(2)	Proposed Maximum Offering Price Per Share	Proposed Maximum Aggregate Offering Price	Amount of Registration Fee(2)(3)
Shares of beneficial interest	12,500,000	$10.00	$125,000,000	$17,050.00

(1)	This Registration Statement relates to the maximum aggregate offering of $125,000,000 of shares of beneficial interest of the Fund. Upon exemptive relief from the Securities and Exchange Commission, the offering includes the following share classes: Class A Shares and Class I Shares. In the future, other classes of shares of beneficial interest of the Fund may be registered and included in the offering.
(2)	Estimated solely for purposes of calculating the registration fee pursuant to Rule 457(o) under the Securities Act of 1933.
(3)	Previously paid in conjunction with the filings on April 10, 2013 and July 30, 2013.

The Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933, or until the Registration Statement shall become effective on such date as the Securities and Exchange Commission, acting pursuant to Section 8(a), may determine.

STEBEN SELECT MULTI-STRATEGY FUND

CONTENTS OF REGISTRATION STATEMENT

This registration statement is comprised of the following:

Cover Sheet

Contents of Registration Statement

Prospectus *

Statement of Additional Information *

Part C

Signature Pages

Exhibits

*Incorporated by reference from Pre-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-2, as filed with the Securities and Exchange Commission on July 30, 2013 (Accession No. 0001144204-13-041802)

The sole purpose of this post-effective amendment is to include in the Registration Statement a revised Exhibit (n)(1) - Consent of Independent Registered Public Accounting Firm with respect to the Registrant and to include Exhibit (n)(2) - Consent of Independent Registered Public Accounting Firm with respect to Steben Select Multi-Strategy Master Fund.

Part C. Other Information

Item 25. Financial Statements and Exhibits

1.	Financial statements:
Included in Part A: Not applicable.
Included in Part B: Not applicable.

2.	Exhibits
	a(1)	Certificate of Trust of Steben Select Multi-Strategy Fund (the “Registrant”).(1)
	a(2)	Declaration of Trust of the Registrant, dated February 14, 2013.(2)
	b.	Bylaws of the Registrant, effective as of February 14, 2013.(2)
	c.	Not Applicable.
	d.	Refer to Exhibit (a)(2).
	e.	Dividend Reinvestment Plan.(2)
	f.	None
	g.	Form of Investment Management Agreement between Registrant and Steben & Company, Inc. (“SCI”). (2)
	h.1	Form of Distribution Agreement between Registrant and Foreside Fund Services, LLC (“Foreside”).(2)
	h.2	Form of Dealer Agreement between Registrant and Foreside.(2)
	i.	None
	j.	Custodial Services Agreement.(2)
	k.1	Form of Services Agreement between Registrant and SCI.(2)
	k.2	Form of Operating Services Agreement between Registrant and SCI.(2)
	l.	Opinion and consent of K&L Gates LLP.(2)
	m.	Not Applicable.
	n.1	Consent of KPMG LLP with respect to the Registrant – filed herewith.
	n.2	Consent of KPMG LLP with respect to Steben Select Multi-Strategy Master Fund – filed herewith.
	o.	Not Applicable.
	p.	Agreement Regarding Provision of Initial Capital.(2)
	q.	Not Applicable.
	r.1	Code of Ethics of Registrant.(2)
	r.2	Code of Ethics of SCI.(2)

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s.1	Power of Attorney for Registrant – filed herewith.
s.2	Power of Attorney for Steben Select Multi-Strategy Master Fund – filed herewith.

(1)	Incorporated by reference to Registrant’s initial registration statement on Form N-2, filed with the Securities and Exchange Commission on April 10, 2013 (Accession No. 0001144204-13-021097).

(2)	Incorporated by reference to Registrant’s registration statement on Form N-2, filed with the Securities and Exchange Commission on July 30, 2013 (Accession No. 0001144204-13-041802).

Item 26. Marketing Arrangements

Reference is made to the Form of Distribution Agreement as exhibit (h)(1) hereto.

Item 27. Other Expenses of Issuance and Distribution

Securities and Exchange Commission Fees	$17,050.00
Financial Industry Regulatory Authority Fees	$17,050.00
Promotion	$0
Printing and engraving expenses	$0
Legal Fees	$38,750.00
Accounting expenses	$5,000.00
Blue Sky filing fees and expenses	$26,000.00
Miscellaneous expenses	$2,734.00
Total	$106,584.00

Item 28. Persons Controlled by or Under Common Control

None.

Item 29. Number of Holders of Securities

Set forth below is the number of record holders as of October 31, 2013 each class of securities of the Registrant:

Title of Class	Number of Record Holders
Shares of beneficial interest, no par value per share	2

Item 30. Indemnification

Sections 6.5, 6.6 and 6.7 of the Registrant’s Declaration of Trust state as follows:

Section 6.5 — Indemnification.

(a) Subject to the exceptions and limitations contained in subsection (b) below:

(i) every person who is, or has been, a Trustee or an officer or employee of the Trust or is or was serving at the request of the Trust as a trustee, director, officer, employee or agent of another organization in which the Trust has any interest as a shareholder, creditor or otherwise (“Covered Person”) shall be indemnified by the Trust and each Series to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him or her in connection with any claim, action, suit or proceeding in which he or she becomes involved as a party or otherwise by virtue of his or her being or having been a Covered Person and against amounts paid or incurred by him or her in the settlement thereof.

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(ii) as used herein, the words “claim,” “action,” “suit” or “proceeding” shall apply to all claims, actions, suits or proceedings (civil, criminal, investigative or other, including appeals), actual or threatened, and the words “liability” and “expenses” shall include, without limitation, attorney’s fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities whatsoever.

(b) To the extent required under the 1940 Act, but only to such extent, no indemnification shall be provided hereunder to a Covered Person:

(i) who shall have been adjudicated by a court or body before which the proceeding was brought to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office; or

(ii) in the event of a settlement, unless there has been a determination that such Covered Person did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office: (A) by the court or other body approving the settlement; (B) by at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry); or (C) by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry).

(c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled and shall inure to the benefit of the heirs, executors and administrators of a Covered Person.

(d) To the extent that any determination is required to be made as to whether a Covered Person engaged in conduct for which indemnification is not provided as described herein, or as to whether there is reason to believe that a Covered Person ultimately will be found entitled to indemnification, the Person or Persons making the determination shall afford the Covered Person a rebuttable presumption that the Covered Person has not engaged in such conduct and that there is reason to believe that the Covered Person ultimately will be found entitled to indemnification.

(e) To the maximum extent permitted by applicable law, expenses in connection with the preparation and presentation of a defense to any claim, action, suit or proceeding of the character described in subsection (a) of this Section 6.5 shall be paid by the Trust and each Series from time to time prior to final disposition thereof upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him or her to the Trust or applicable Series if it is ultimately determined that he or she is not entitled to indemnification under this Section 6.5; provided, however, that any such advancement will be made in accordance with any conditions required by the Commission. The advancement of any expenses pursuant to this Section 6.5(e) shall under no circumstances be considered a “loan” under the Sarbanes-Oxley Act of 2002, as amended from time to time, or for any other reason.

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(f) Any repeal or modification of this Article VI or adoption or modification of any other provision of this Declaration of Trust inconsistent with this Article shall be prospective only to the extent that such repeal or modification would, if applied retrospectively, adversely affect any limitation on the liability of any Covered Person or indemnification or right to advancement of expenses available to any Covered Person with respect to any act or omission that occurred prior to such repeal, modification or adoption.

(g) Notwithstanding any other provision in this Declaration of Trust to the contrary, any liability and/or expense against which any Covered Person is indemnified under this Section 6.5 and any advancement of expenses that any Covered Person is entitled to be paid under Section 6.5(e) shall be deemed to be joint and several obligations of the Trust and each Series, and the assets of the Trust and each Series shall be subject to the claims of any Covered Person therefor under this Article VI; provided that any such liability, expense or obligation may be allocated and charged by the Trustees between or among the Trust and/or any one or more Series (and Classes) in such manner as the Trustees in their sole discretion deem fair and equitable.

Section 6.6 – Further Indemnification

Nothing contained herein shall affect any rights to indemnification to which any Covered Person or other Person may be entitled by contract or otherwise under law or prevent the Trust from entering into any contract to provide indemnification to any Covered Person or other Person. Without limiting the foregoing, the Trust may, in connection with any transaction permitted by this Declaration of Trust, including the acquisition of assets subject to liabilities or a merger or consolidation pursuant to Section 7.4 hereof, assume the obligation to indemnify any Person including a Covered Person or otherwise contract to provide such indemnification, and such indemnification shall not be subject to the terms of this Article VI.

Section 6.7 – Indemnification of Shareholders

(a) No Shareholder of the Trust or of any Series or Class shall be personally liable for the debts, liabilities, obligations and expenses incurred by, contracted for, or otherwise existing with respect to, the Trust or by or on behalf of any Series or Class. The Trustees shall have no power to bind any Shareholder personally or to call upon any Shareholder for the payment of any sum of money or assessment whatsoever other than such as the Shareholder may at any time personally agree to pay pursuant to terms hereof or by way of subscription for any Shares or otherwise.

(b) In case any Shareholder or former Shareholder of any Series or Class shall be held to be personally liable solely by reason of his being or having been a Shareholder of such Series or Class and not because of his acts or omissions or for some other reason, the Shareholder or former Shareholder (or his heirs, executors, administrators or other legal representatives, or, in the case of a corporation or other entity, its corporate or other general successor) shall be entitled out of the assets belonging to the applicable Series or Class to be held harmless from and indemnified against all loss and expense arising from such liability. The Trust, on behalf of the affected Series, shall, upon request by the Shareholder, assume the defense of any claim made against the Shareholder for any act or obligation of the Series or Class and satisfy any judgment thereon from the assets of the Series or Class. The indemnification and reimbursement required by the preceding sentence shall be made only out of assets of the one or more Series or Classes whose Shares were held by said Shareholder at the time the act or event occurred which gave rise to the claim against or liability of said Shareholder. The rights accruing to a Shareholder under this Section 6.7 shall not impair any other right to which such Shareholder may be lawfully entitled, nor shall anything herein contained restrict the right of the Trust or any Series or Class thereof to indemnify or reimburse a Shareholder in any appropriate situation even though not specifically provided herein.

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Section 3 of Article IX of the Registrant’s Bylaws states as follows:

Section 3. Advance Payment of Indemnifiable Expenses.

Expenses incurred by an agent in connection with the preparation and presentation of a defense to any proceeding may be paid by the Trust from time to time prior to final disposition thereof upon receipt of an undertaking by, or on behalf of, such agent that such amount will be paid over by him or her to the Trust if it is ultimately determined that he or she is not entitled to indemnification; provided, however, that (a) such agent shall have provided appropriate security for such undertaking, (b) the Trust is insured against losses arising out of any such advance payments, or (c) either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the proceeding, or independent legal counsel in a written opinion, shall have determined, based upon a review of the readily available facts (as opposed to a trial-type inquiry or full investigation), that there is reason to believe that such agent will be found entitled to indemnification.

Section 14 of the Registrant’s Form of Investment Management Agreement states as follows:

14. Indemnification.

(a) The Fund will indemnify the Advisor and any Advisor Affiliate, and each of their partners, members, directors, officers, and employees and any of their affiliated persons, executors, heirs, assigns, successors, or other legal representatives (each an “Indemnified Person”) against any and all costs, losses, claims, damages, or liabilities, joint or several, including, without limitation, reasonable attorneys’ fees and disbursements, resulting in any way from the performance or non-performance of any Indemnified Person’s duties in respect of the Fund, except those resulting from the willful misfeasance, bad faith or gross negligence of an Indemnified Person or the Indemnified Person’s reckless disregard of such duties and, in the case of criminal proceedings, unless such Indemnified Person had reasonable cause to believe its actions unlawful (collectively, “disabling conduct”). Indemnification shall be made following: (i) a final decision on the merits by a court or other body before whom the proceeding was brought that the Indemnified Person was not liable by reason of disabling conduct; or (ii) a reasonable determination that the Indemnified Person is entitled to indemnification hereunder, provided that such determination is based upon a review of the facts and reached by (A) the vote of a majority of the Fund’s trustees who are not parties to the proceeding or (B) legal counsel selected by a vote of a majority of the Fund’s Board, further provided that such counsel’s determination be written and provided to the Board. A Fund shall advance to an Indemnified Person reasonable attorneys’ fees and other costs and expenses incurred with respect to the Fund in connection with defense of any action or proceeding arising out of such performance or non-performance. The Advisor agrees, and each other Indemnified Person will be required to agree as a condition to any such advance from a Fund, that if one of the foregoing parties receives any such advance, the party will reimburse the Fund for such fees, costs, and expenses to the extent that it shall be determined that the party was not entitled to indemnification under this paragraph. The rights of indemnification provided hereunder shall not be exclusive of or affect any other rights to which any person may be entitled by contract or otherwise under law.

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(b) Notwithstanding any of the foregoing, the provisions of this paragraph 14 shall not be construed so as to relieve the Indemnified Person of, or provide indemnification with respect to, any liability (including liability under federal securities laws, which, under certain circumstances, impose liability even on persons who act in good faith) to the extent (but only to the extent) that such liability may not be waived, limited, or modified under applicable law or that such indemnification would be in violation of applicable law, but shall be construed so as to effectuate the provisions of this paragraph to the fullest extent permitted by law. The provisions of this paragraph shall survive the termination or cancellation of this Agreement.

Section 7 of the Registrant’s Form of Distribution Agreement states as follows:

7. Indemnification.

A.    The Funds shall indemnify, defend and hold the Distributor, its affiliates and each of their respective members, managers, directors, officers, employees, representatives and any person who controls or previously controlled the Distributor within the meaning of Section 15 of the 1933 Act (collectively, the “Distributor Indemnitees”), free and harmless from and against any and all losses, claims, demands, liabilities, damages and expenses (including the costs of investigating or defending any alleged losses, claims, demands, liabilities, damages or expenses and any reasonable counsel fees incurred in connection therewith) (collectively, “Losses”) that any Distributor Indemnitee may incur under the 1933 Act, the 1934 Act, the 1940 Act any other statute (including Blue Sky laws) or any rule or regulation thereunder, or under common law or otherwise, arising out of or relating to (i) the Distributor serving as distributor of the Funds pursuant to this Agreement; (ii) the Funds’ material breach of any of its obligations, representations, warranties or covenants contained in this Agreement; (iii) the Funds’ failure to comply materially with any applicable securities laws or regulations; or (iv) any claim that the Registration Statement, Prospectus, shareholder reports, sales literature and advertising materials or other information filed or made public by the Funds (as from time to time amended) include or included an untrue statement of a material fact or omitted to state a material fact required to be stated therein or necessary in order to make the statements therein not misleading under the 1933 Act, or any other statute or the common law any violation of any rule of FINRA or of the SEC or any other jurisdiction wherein Shares of the Funds are sold, provided, however, that the Funds’ obligation to indemnify any of the Distributor Indemnitees shall not be deemed to cover any Losses arising out of any untrue statement or alleged untrue statement or omission or alleged omission made in the Registration Statement, Prospectus, annual or interim report, or any such advertising materials or sales literature in reliance upon and in conformity with information relating to the Distributor and furnished to the Funds or their counsel by the Distributor. In no event shall anything contained herein be so construed as to protect the Distributor against any liability to the Funds or their shareholders to which the Distributor would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence in the performance of its duties under this Agreement or by reason of its reckless disregard of its obligations under this Agreement.

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The Funds’ agreement to indemnify the Distributor Indemnitees with respect to any action is expressly conditioned upon the Funds being notified of such action or claim of loss brought against any Distributor Indemnitee, within a reasonable time after the summons or other first legal process giving information of the nature of the claim shall have been served upon such Distributor Indemnitee. Such notification shall be given by letter or by telegram addressed to the Funds’ President, but the failure so to notify the Funds of any such action shall not relieve the Funds from any liability which the Funds may have to the person against whom such action is brought by reason of any such untrue, or alleged untrue, statement or omission, or alleged omission, otherwise than on account of the Funds’ indemnity agreement contained in this Section 7(A).

B.    The Funds shall be entitled to participate at their own expense in the defense or, if it so elects, to assume the defense of any suit brought to enforce any such Losses, but if the Funds elect to assume the defense, such defense shall be conducted by counsel chosen by the Funds and approved by the Distributor, which approval shall not be unreasonably withheld. In the event the Funds elect to assume the defense of any such suit and retain such counsel, the Distributor Indemnitee(s) in such suit shall bear the fees and expenses of any additional counsel retained by them. If the Funds do not elect to assume the defense of any such suit, or in case the Distributor does not, in the exercise of reasonable judgment, approve of counsel chosen by the Funds or, if under prevailing law or legal codes of ethics, the same counsel cannot effectively represent the interests of both the Funds and the Distributor Indemnitee(s), the Funds will reimburse the Distributor Indemnitee(s) in such suit, for the fees and expenses of any counsel retained by Distributor and them. The Funds’ indemnification agreement contained in Sections 7(A) and 7(B) shall remain operative and in full force and effect regardless of any investigation made by or on behalf of the Distributor Indemnitee(s), and shall survive the delivery of any Shares and the termination of this Agreement. This agreement of indemnity will inure exclusively to the Distributor’s benefit, to the benefit of each Distributor Indemnitee.

C.    The Funds shall advance attorney’s fees and other expenses incurred by a Distributor Indemnitee in defending any claim, demand, action or suit which is the subject of a claim for indemnification pursuant to this Section 7 to the maximum extent permissible under applicable law.

D.    The Distributor shall indemnify, defend and hold the Funds, their affiliates, and each of their respective directors, officers, employees, representatives, and any person who controls or previously controlled the Funds within the meaning of Section 15 of the 1933 Act (collectively, the “Fund Indemnitees”), free and harmless from and against any and all Losses that any Fund Indemnitee may incur under the 1933 Act, the 1934 Act, the 1940 Act, any other statute (including Blue Sky laws) or any rule or regulation thereunder, or under common law or otherwise, arising out of or based upon (i) the Distributor’s material breach of any of its obligations, representations, warranties or covenants contained in this Agreement; (ii) the Distributor’s failure to comply materially with any applicable securities laws or regulations; or (iii) any claim that the Registration Statement, Prospectus, sales literature and advertising materials or other information filed or made public by the Funds (as from time to time amended) include or included an untrue statement of a material fact or omitted to state a material fact required to be stated therein or necessary in order to make the statements not misleading, insofar as such statement or omission was made in reliance upon, and in conformity with, information furnished to the Funds by the Distributor in writing. In no event shall anything contained herein be so construed as to protect the Funds against any liability to the Distributor to which the Funds would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence in the performance of its duties under this Agreement or by reason of its reckless disregard of its obligations under this Agreement.

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The Distributor’s agreement to indemnify the Fund Indemnitees is expressly conditioned upon the Distributor’s being notified of any action or claim of loss brought against a Fund Indemnitee, such notification to be given by letter addressed to the Distributor’s President, within a reasonable time after the summons or other first legal process giving information of the nature of the claim shall have been served upon the Fund Indemnitee. The failure so to notify the Distributor of any such action shall not relieve the Distributor from any liability which the Distributor may have to the person against whom such action is brought by reason of any such untrue, or alleged untrue, statement or omission, otherwise than on account of the Distributor’s indemnity agreement contained in this Section 7(D).

E.    The Distributor shall be entitled to participate at its own expense in the defense or, if it so elects, to assume the defense of any suit brought to enforce any such Losses, but if the Distributor elects to assume the defense, such defense shall be conducted by counsel chosen by the Distributor and approved by the Fund Indemnitee, which approval shall not be unreasonably withheld. In the event the Distributor elects to assume the defense of any such suit and retain such counsel, the Fund Indemnitee(s) in such suit shall bear the fees and expenses of any additional counsel retained by them. If the Distributor does not elect to assume the defense of any such suit, or in case the Fund does not, in the exercise of reasonable judgment, approve of counsel chosen by the Distributor or, if under prevailing law or legal codes of ethics, the same counsel cannot effectively represent the interests of both the Distributor and the Fund Indemnitee(s), the Distributor will reimburse the Fund Indemnitee(s) in such suit, for the fees and expenses of any counsel retained by the Fund and them. The Distributor’s indemnification agreement contained in Sections 7(D) and (E) shall remain operative and in full force and effect regardless of any investigation made by or on behalf of the Fund Indemnitee(s), and shall survive the delivery of any Shares and the termination of this Agreement. This Agreement of indemnity will inure exclusively to the Funds’ benefit, to the benefit of each Fund Indemnitee.

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F.    No person shall be obligated to provide indemnification under this Section 7 if such indemnification would be impermissible under the 1940 Act, the 1933 Act, the 1934 Act or the rules of the FINRA; provided, however, in such event indemnification shall be provided under this Section 7 to the maximum extent so permissible.

Section 8 of the Registrant’s Form of Dealer Agreement states as follows:

Indemnification.

You agree to indemnify hold harmless us, our officers, directors, agents and employees from and against any claims, liabilities, expenses (including reasonable attorneys’ fees) and losses resulting from (i) any failure by you to comply with Applicable Laws in connection with activities performed under this agreement, or (ii) any unauthorized representation made by you concerning an investment in Shares.

We agree to indemnify and hold harmless you and your officers, directors, agents and employees from and against any claims, liabilities, expenses (including reasonable attorneys fees) and losses resulting from (i) any failure by us to comply with Applicable Laws in connection with our activities as Distributor under this agreement, or (ii) any untrue statement of a material fact set forth in the Fund’s Prospectus or supplemental sales material provided to you by us (and used by you on the terms and for the period specified by us or stated in such material), or omission to state a material fact required to be stated therein to make the statements therein not misleading.

Item 31. Business and Other Connections of Investment Adviser

SCI is the investment adviser to the Fund, and its business is summarized in Part A and Part B of this Registration Statement under the sections entitled “Management of the Fund” and “Investment Management and Other Services,” respectively. Information as to any other businesses, professions, vocations or employments of a substantial nature engaged in by officers of SCI during the last two fiscal years is incorporated by reference to Form ADV filed by the Adviser with the SEC under the Investment Advisers Act of 1940, as amended (SEC File No. 801-64686).

Item 32. Location of Accounts and Records

The account books and other documents required to be maintained by the Registrant pursuant to Section 31(a) of the Investment Company Act of 1940 and the Rules thereunder will be maintained at the offices of the Investment Manager and other services providers.

Item 33. Management Services

None.

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Item 34. Undertaking

1.	Not applicable.

2.	Not applicable.

3.	Not applicable.

4.	The Registrant undertakes:

	a.	To file, during any period in which offers or sales are being made, a post-effective amendment to the registration statement:

(1) To include any prospectus required by Section 10(a)(3) of the 1933 Act;

(2) To reflect in the prospectus any facts or events after the effective date of the registration statement (or the most recent post-effective amendment thereof) which, individually or in the aggregate, represent a fundamental change in the information set forth in the registration statement; and

(3) To include any material information with respect to the plan of distribution not previously disclosed in the registration statement or any material change to such information in the registration statement;

	b.	That, for the purpose of determining any liability under the 1933 Act, each such post-effective amendment shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of those securities at that time shall be deemed to be the initial bona fide offering thereof;

	c.	To remove from registration by means of a post-effective amendment any of the securities being registered which remain unsold at the termination of the offering;

	d.	Each prospectus filed pursuant to Rule 497(b), (c), (d) or (e) under the 1933 Act as part of a registration statement relating to an offering, other than prospectuses filed in reliance on Rule 430A under the 1933 Act shall be deemed to be part of and included in the registration statement as of the date it is first used after effectiveness. Provided, however, that no statement made in a registration statement or prospectus that is part of the registration statement or made in a document incorporated or deemed incorporated by reference into the registration statement or prospectus that is part of the registration statement will, as to a purchaser with a time of contract of sale prior to such first use, supersede or modify any statement that was made in the registration statement or prospectus that was part of the registration statement or made in any such document immediately prior to such date of first use.

	e.	That for the purpose of determining liability of the Registrant under the 1933 Act to any purchaser in the initial distribution of securities:

The undersigned Registrant undertakes that in a primary offering of securities of the undersigned Registrant pursuant to this registration statement, regardless of the underwriting method used to sell the securities to the purchaser, if the securities are offered or sold to such purchaser by means of any of the following communications, the undersigned Registrant will be a seller to the purchaser and will be considered to offer or sell such securities to the purchaser:

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(1)	Any preliminary prospectus or prospectus of the undersigned Registrant relating to the offering required to be filed pursuant to Rule 497 under the 1933 Act

(2)	The portion of any advertisement pursuant to Rule 482 under the 1933 Act relating to the offering containing material information about the undersigned Registrant or its securities provided by or on behalf of the undersigned Registrant; and

(3)	Any other communication that is an offer in the offering made by the undersigned Registrant to the purchaser.

5.	Not applicable.

6.           The Registrant undertakes to send by first class mail or other means designed to ensure equally prompt delivery, within two business days of receipt of a written or oral request, its Statement of Additional Information.

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SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, Steben Select Multi-Strategy Fund has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Gaithersburg and State of Maryland, on the 20th day of November, 2013.

STEBEN SELECT MULTI-STRATEGY FUND

By:	/s/ Kenneth E. Steben
Kenneth E. Steben
Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

/s/Kenneth E. Steben
Kenneth E. Steben	Trustee and Chief Executive Officer	November 20, 2013

/s/ George Morriss*	Trustee	November 20, 2013
George Morriss

/s/ Mark E. Schwartz*	Trustee	November 20, 2013
Mark E. Schwartz

/s/ Carl Serger
Carl Serger	Chief Financial Officer	November 20, 2013

* By /s/ Francine J. Rosenberger

Francine J. Rosenberger

(As Attorney-in-Fact)

SIGNATURES

Steben Select Multi-Strategy Master Fund has duly caused this amended Registration Statement to be signed on its behalf by the undersigned thereunto duly authorized, in the City of Gaithersburg and State of Maryland, on the 20th day of November, 2013.

STEBEN SELECT MULTI-STRATEGY MASTER FUND

By:	/s/ Kenneth E. Steben
Kenneth E. Steben
Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature	Title	Date

/s/Kenneth E. Steben
Kenneth E. Steben	Trustee and Chief Executive Officer	November 20, 2013

/s/ George Morriss*	Trustee	November 20, 2013
George Morriss

/s/ Mark E. Schwartz*	Trustee	November 20, 2013
Mark E. Schwartz

/s/ Carl Serger
Carl Serger	Chief Financial Officer	November 20, 2013

* By /s/ Francine J. Rosenberger

Francine J. Rosenberger

(As Attorney-in-Fact)

INDEX TO EXHIBITS

Exhibit:		Description:
(n)	(1)	Consent of KPMG LLP with respect to the Registrant
(n)	(2)	Consent of KPMG LLP with respect to Steben Select Multi-Strategy Master Fund
Other Exhibits:
(s)	(1)	Power of Attorney for Registrant
(s)	(2)	Power of Attorney for Steben Select Multi-Strategy Master Fund